UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    3/31/2001

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        KPM Investment Management, Inc.
Address:     10250 Regency Circle
             Omaha, NE  68114

Form 13F File Number: 28-04757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Rodney D. Cerny
Title:  President and Chief Investment Officer
Phone:  (402) 392-7970

Signature, Place, and Date of Signing:

/s/ Rodney D. Cerny                 Omaha, NE                     5/9/2001
--------------------              --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   58

Form 13F Information Table Value Total:   52,660


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                        KPM Investment Management, Inc.
                                    FORM 13F
                                March 31, 2001

                                                                                                      Voting Authority
                                                         Value  Shares/ Sh/ Put/  Invstmt   Other     -----------------
       Name of Issuer        Title of class   CUSIP    (x$10OO) Prn Amt Prn Call  Dscretn  Managers  Sole  Shared  None
      ---------------        --------------  --------   ------  ------  --- ---   -------  --------  ----  ------  ----
AT&T Corp                     COM            001957109     498    23364  SH       Sole               23014          350
Abbott Laboratories           COM            002824100    1653    35030  SH       Sole               32430         2600
Allstate Corp                 COM            020002101    1951    46512  SH       Sole               42912         3600
Alltel Corp                   COM            020039103     290     5520  SH       Sole                5520
America First Mortgage Invst  COM            023934102      98    13061  SH       Sole               13061
American STS Water            COM            842502106     467    14100  SH       Sole               13500          600
Anheuser-Busch Cos            COM            035229103     814    17718  SH       Sole               17718
Arthur J Gallagher            COM            363576109     244     8800  SH       Sole                8000          800
Arts Way Manufacturing Inc    COM            043168103     176    70577  SH       Sole               70577
BB&T Corporation              COM            054937107     309     8800  SH       Sole                6100         2700
BP Amoco PLC                  COM            055622104    1520    30633  SH       Sole               29731          902
Bay View Capital Corp         COM            07262L101     179    37800  SH       Sole               33200         4600
Berkshire Hathaway 'A'        COM            084670108    1113       17  SH       Sole                  17
Berkshire Hathaway 'B'        COM            084670207    1399      643  SH       Sole                 635            8
CVS Corporation               COM            126650100    1951    33350  SH       Sole               30600         2750
Coca Cola Co                  COM            191216100     425     9400  SH       Sole                9400
Conagra Foods Inc.            COM            205887102     376    20600  SH       Sole               16800         3800
Conoco Inc Cl A               COM            208251306    1116    39700  SH       Sole               35000         4700
Dun & Bradstreet Corp         COM            26483e100     765    32456  SH       Sole               29406         3050
Electronic Data Systems       COM            285661104    1955    34999  SH       Sole               32549         2450
Emerson Electric Co           COM            291011104    1051    16950  SH       Sole               15650         1300
Exxon Mobil Corp              COM            30231g102     825    10183  SH       Sole                8283         1900
FiberMark Inc                 COM            315646109     164    14450  SH       Sole               13250         1200
First Data Corp               COM            319963104     379     6350  SH       Sole                6050          300
Freddie Mac                   COM            313400301    2396    36953  SH       Sole               34953         2000
Gannett Company Inc           COM            364730101    1269    21257  SH       Sole               19757         1500
Gartner Group Cl A            COM            366651107     530    78622  SH       Sole               78622
General Electric Co           COM            369604103     456    10905  SH       Sole               10905
IMS Health Inc.               COM            449934108    1958    78643  SH       Sole               74143         4500


                                       1

                        KPM Investment Management, Inc.
                                    FORM 13F
                                March 31, 2001

                                                                                                      Voting Authority
                                                         Value  Shares/ Sh/ Put/  Invstmt   Other     -----------------
       Name of Issuer        Title of class   CUSIP    (x$10OO) Prn Amt Prn Call  Dscretn  Managers  Sole  Shared  None
      ---------------        --------------  --------   ------  ------  --- ---   -------  --------  ----  ------  ----
Intel Corp                    COM            458140100     210     8000  SH       Sole                8000
Intervoice Inc                COM            461142101     233    28708  SH       Sole               28708
J.P. Morgan Chase & Co        COM            616880100     522    11629  SH       Sole               11629
Johnson & Johnson             COM            478160104    2195    25090  SH       Sole               23640         1450
Kimberly-Clark Corp           COM            494368103    2021    29800  SH       Sole               27500         2300
Leggett & Platt Inc           COM            524660107    1086    56500  SH       Sole               52100         4400
Level 3 Comm. Inc.            COM            52729n100     849    48890  SH       Sole               45990         2900
Liberty Media Class A         COM            001957208     284    20300  SH       Sole               14100         6200
McDonald's Corp               COM            580135101    1057    39800  SH       Sole               38950          850
Meredith Corp.                COM            589433101     271     7750  SH       Sole                4350         3400
Montana Power Co              COM            612085100     208    14776  SH       Sole               14776
Moody's Corporation           COM            615369105    1552    56312  SH       Sole               52012         4300
Motorcar Parts & Acces        COM            620071100     279   199200  SH       Sole              199200
Office Depot                  COM            676220106     492    56200  SH       Sole               56200
Pentair Inc                   COM            709631105    1434    56277  SH       Sole               52577         3700
Pepsico Inc                   COM            713448108    1731    39390  SH       Sole               37190         2200
Philip Morris Cos             COM            718154107     254     5350  SH       Sole                4050         1300
Potash Corp.                  COM            73755l107    1217    20986  SH       Sole               20986
Rayovac Corp                  COM            755081106    1383    79270  SH       Sole               71370         7900
Ritchie Bros. Auctioneers     COM            767744105     492    20950  SH       Sole               16750         4200
SBC Communications            COM            78387g103     228     5100  SH       Sole                5100
SITEL Corp                    COM            82980k107     862   307887  SH       Sole              286287        21600
Snap-On Inc.                  COM            833034101    1334    45810  SH       Sole               45210          600
Southwest Gas Corp            COM            844895102    1697    81400  SH       Sole               74550         6850
Synavant Inc                  COM            87157a105     446    99149  SH       Sole               94229         4920
TMBR/Sharp Drilling Inc.      COM            87257p101     165    10800  SH       Sole               10800
USA Education Inc             COM            90390u102    2261    31124  SH       Sole               28049         3075
Wells Fargo Corp              COM            949746101     396     8000  SH       Sole                8000
Worldcom Inc                  COM            98157d106    1174    62844  SH       Sole               62594          250

REPORT SUMMARY                 58 DATA RECORDS           52660            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED